SUPPLEMENT DATED APRIL 24, 2023
TO

PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT VISTA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

This supplement contains information regarding an investment option that is available under your Contract.

After the close of business on April 21, 2023, Wanger Select was merged into Wanger Acorn. Wanger Select is no longer available for investment and any references to that fund are hereby deleted from the prospectus.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.